Federal Income Taxes	12 Months Ended
Jun. 30, 2018
Federal Income Taxes [Abstract]
FEDERAL INCOME TAXES

NOTE H - FEDERAL INCOME TAXES

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2018 and 2017, as follows:

(in thousands)	2018	2017

Federal income taxes at the statutory rate	$354	$492
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(124)	(32)
Deferred tax liability adjustment, net resulting from Tax Cuts and Jobs Act	(268)	--
Other	1	53
	$(37)	$513

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2018	2017

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$331	$521
Deferred compensation and benefits	--	151
Accrued expenses	95	6
Fair value accounting adjustments on acquisition	214	376
Nonaccrued interest on loans	92	162
Other real estate owned adjustments	129	218
Depreciation	43	30
Total deferred tax assets	904	1,464

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(826)	(1,337)
Deferred loan origination costs	(36)	(50)
Loan servicing rights	(17)	(29)
Fair value accounting adjustments on acquisition	(468)	(767)
Total deferred tax liabilities	(1,347)	(2,183)
Net deferred tax liability	$(443)	$(719)

Prior to 1997, the Banks were allowed a special bad debt deduction, generally limited to 8% of otherwise taxable income, and subject to certain limitations based on aggregate loans and deposit account balances at the end of the year. If the amounts that qualified as deductions for federal income taxes are later used for purposes other than bad debt losses, including distributions in excess of accumulated earnings and profits, such distributions will be subject to federal income taxes at the then current corporate income tax rate. Retained earnings at June 30, 2018, include approximately $5.2 million for which federal income taxes have not been provided. The amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction was approximately $1.1 million at June 30, 2018.